Schedule III - Real Estate Assets and Accumulated Depreciation - 7 (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 726,262
Land	796,835
Buildings and Improvements	2,172,782
Total Adjustment to Basis	(439,306)
Gross Amount at Which Carried At December 31, 2019	2,530,311	$ 4,444,041	$ 4,564,592	$ 4,370,629
Accumulated Depreciation	243,122	$ 385,245	$ 334,476	$ 245,425
United Oil: | Los Angeles, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	3,930
Buildings and Improvements	428
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	4,358
Accumulated Depreciation	57
United Oil: | Los Angeles, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,927
Buildings and Improvements	1,484
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,411
Accumulated Depreciation	197
United Oil: | Los Angeles, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	2,182
Buildings and Improvements	701
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,883
Accumulated Depreciation	93
United Oil: | Madera, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,500
Buildings and Improvements	3,804
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	5,304
Accumulated Depreciation	83
United Oil: | Norco, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,852
Buildings and Improvements	1,489
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,341
Accumulated Depreciation	198
United Oil: | Poway, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	3,072
Buildings and Improvements	705
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	3,777
Accumulated Depreciation	94
United Oil: | San Diego, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	2,977
Buildings and Improvements	1,448
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	4,425
Accumulated Depreciation	192
United Oil: | San Diego, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,877
Buildings and Improvements	883
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,760
Accumulated Depreciation	117
United Oil: | San Diego, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,824
Buildings and Improvements	382
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,206
Accumulated Depreciation	51
United Oil: | Santa Clarita, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	4,787
Buildings and Improvements	733
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	5,520
Accumulated Depreciation	97
United Oil: | Sun City, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,136
Buildings and Improvements	1,421
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,557
Accumulated Depreciation	189
United Oil: | Vista, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	2,063
Buildings and Improvements	334
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,397
Accumulated Depreciation	44
United Oil: | Vista, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	2,028
Buildings and Improvements	418
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,446
Accumulated Depreciation	56
United Oil: | Whittier, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,629
Buildings and Improvements	985
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,614
Accumulated Depreciation	131
University Marketplace: | Marion, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	850
Buildings and Improvements	6,722
Total Adjustment to Basis	(1,993)
Gross Amount at Which Carried At December 31, 2019	5,579
Accumulated Depreciation	1,099
Urban Air Adventure Park: | Waukesha, WI
Real Estate and Accumulated Depreciation [Line Items]
Land	3,408
Buildings and Improvements	12,918
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	16,326
Accumulated Depreciation	1,728
Vacant | Appleton, WI
Real Estate and Accumulated Depreciation [Line Items]
Land	895
Buildings and Improvements	1,026
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,921
Accumulated Depreciation	128
Vacant | Ballard, UT
Real Estate and Accumulated Depreciation [Line Items]
Land	334
Buildings and Improvements	2,865
Total Adjustment to Basis	(1,392)
Gross Amount at Which Carried At December 31, 2019	1,807
Accumulated Depreciation	10
Vacant | Broken Bow, NE
Real Estate and Accumulated Depreciation [Line Items]
Land	244
Buildings and Improvements	1,733
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,977
Accumulated Depreciation	282
Vacant | Cherokee, IA
Real Estate and Accumulated Depreciation [Line Items]
Land	217
Buildings and Improvements	3,326
Total Adjustment to Basis	(1,911)
Gross Amount at Which Carried At December 31, 2019	1,632
Accumulated Depreciation	9
Vacant | Cokato, MN
Real Estate and Accumulated Depreciation [Line Items]
Land	358
Buildings and Improvements	3,229
Total Adjustment to Basis	(1,768)
Gross Amount at Which Carried At December 31, 2019	1,819
Accumulated Depreciation	0
Vacant | Danville, VA
Real Estate and Accumulated Depreciation [Line Items]
Land	274
Buildings and Improvements	1,514
Total Adjustment to Basis	(1,062)
Gross Amount at Which Carried At December 31, 2019	726
Accumulated Depreciation	18
Vacant | Georgetown, KY
Real Estate and Accumulated Depreciation [Line Items]
Land	1,048
Buildings and Improvements	1,452
Total Adjustment to Basis	(2,500)
Gross Amount at Which Carried At December 31, 2019	0
Accumulated Depreciation	0
Vacant | Greenville, SC
Real Estate and Accumulated Depreciation [Line Items]
Land	672
Buildings and Improvements	1,737
Total Adjustment to Basis	(1,406)
Gross Amount at Which Carried At December 31, 2019	1,003
Accumulated Depreciation	39
Vacant | Nampa, ID
Real Estate and Accumulated Depreciation [Line Items]
Land	449
Buildings and Improvements	2,213
Total Adjustment to Basis	(1,482)
Gross Amount at Which Carried At December 31, 2019	1,180
Accumulated Depreciation	6
Vacant | St. Louis, MO
Real Estate and Accumulated Depreciation [Line Items]
Land	1,254
Buildings and Improvements	3,354
Total Adjustment to Basis	(4,608)
Gross Amount at Which Carried At December 31, 2019	0
Accumulated Depreciation	0
Vacant | Valentine, NE
Real Estate and Accumulated Depreciation [Line Items]
Land	395
Buildings and Improvements	3,549
Total Adjustment to Basis	(2,403)
Gross Amount at Which Carried At December 31, 2019	1,541
Accumulated Depreciation	10
Ventura Place: | Albuquerque, NM
Real Estate and Accumulated Depreciation [Line Items]
Land	5,203
Buildings and Improvements	7,998
Total Adjustment to Basis	(5,065)
Gross Amount at Which Carried At December 31, 2019	8,136
Accumulated Depreciation	34
Village at Hereford Farms: | Grovetown, GA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,222
Buildings and Improvements	5,912
Total Adjustment to Basis	(7,134)
Gross Amount at Which Carried At December 31, 2019	0
Accumulated Depreciation	0
Wal-Mart: | Anderson, SC
Real Estate and Accumulated Depreciation [Line Items]
Land	2,424
Buildings and Improvements	9,719
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	12,143
Accumulated Depreciation	1,007
Wal-Mart: | Florence, SC
Real Estate and Accumulated Depreciation [Line Items]
Land	2,013
Buildings and Improvements	9,225
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	11,238
Accumulated Depreciation	951
Wal-Mart: | Perry, GA
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,095
Land	2,270
Buildings and Improvements	11,053
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	13,323
Accumulated Depreciation	2,051
Wal-Mart: | Summerville, SC
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,300
Land	2,410
Buildings and Improvements	2,098
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	4,508
Accumulated Depreciation	252
Wal-Mart: | Tallahassee, FL
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	8,157
Land	14,823
Buildings and Improvements	0
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	14,823
Accumulated Depreciation	0
Wal-Mart: | York, SC
Real Estate and Accumulated Depreciation [Line Items]
Land	1,913
Buildings and Improvements	11,410
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	13,323
Accumulated Depreciation	2,103
Walgreens: | Danville, VA
Real Estate and Accumulated Depreciation [Line Items]
Land	989
Buildings and Improvements	4,547
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	5,536
Accumulated Depreciation	857
Walgreens: | Austintown, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	637
Buildings and Improvements	4,173
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	4,810
Accumulated Depreciation	673
Walgreens: | Chicopee, MA
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,894
Land	2,094
Buildings and Improvements	4,945
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	7,039
Accumulated Depreciation	648
Walgreens: | Connelly Springs, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	1,349
Buildings and Improvements	3,628
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	4,977
Accumulated Depreciation	600
Walgreens: | Dearborn Heights, MI
Real Estate and Accumulated Depreciation [Line Items]
Land	2,236
Buildings and Improvements	3,411
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	5,647
Accumulated Depreciation	569
Walgreens: | East Chicago, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	331
Buildings and Improvements	5,242
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	5,573
Accumulated Depreciation	707
Walgreens: | Fort Madison, IA
Real Estate and Accumulated Depreciation [Line Items]
Land	514
Buildings and Improvements	3,723
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	4,237
Accumulated Depreciation	604
Walgreens: | Hickory, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	1,100
Buildings and Improvements	4,241
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	5,341
Accumulated Depreciation	757
Walgreens: | Huntsville, AL
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,273
Land	1,931
Buildings and Improvements	2,457
Total Adjustment to Basis	97
Gross Amount at Which Carried At December 31, 2019	4,485
Accumulated Depreciation	463
Walgreens: | Kannapolis, NC
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	3,966
Land	1,480
Buildings and Improvements	5,031
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	6,511
Accumulated Depreciation	847
Walgreens: | Las Vegas, NV
Real Estate and Accumulated Depreciation [Line Items]
Land	2,325
Buildings and Improvements	3,262
Total Adjustment to Basis	70
Gross Amount at Which Carried At December 31, 2019	5,657
Accumulated Depreciation	539
Walgreens: | Lawton, OK
Real Estate and Accumulated Depreciation [Line Items]
Land	860
Buildings and Improvements	2,539
Total Adjustment to Basis	106
Gross Amount at Which Carried At December 31, 2019	3,505
Accumulated Depreciation	426
Walgreens: | Little Rock, AR
Real Estate and Accumulated Depreciation [Line Items]
Land	548
Buildings and Improvements	4,676
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	5,224
Accumulated Depreciation	650
Walgreens: | Lubbock, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	565
Buildings and Improvements	3,257
Total Adjustment to Basis	103
Gross Amount at Which Carried At December 31, 2019	3,925
Accumulated Depreciation	603
Walgreens: | Lubbock, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	531
Buildings and Improvements	2,951
Total Adjustment to Basis	102
Gross Amount at Which Carried At December 31, 2019	3,584
Accumulated Depreciation	542
Walgreens: | Metropolis, IL
Real Estate and Accumulated Depreciation [Line Items]
Land	284
Buildings and Improvements	4,991
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	5,275
Accumulated Depreciation	673
Walgreens: | Mobile, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	1,603
Buildings and Improvements	3,161
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	4,764
Accumulated Depreciation	508
Walgreens: | Pine Bluff, AR
Real Estate and Accumulated Depreciation [Line Items]
Land	248
Buildings and Improvements	5,229
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	5,477
Accumulated Depreciation	848
Walgreens: | Sacramento, CA
Real Estate and Accumulated Depreciation [Line Items]
Land	324
Buildings and Improvements	2,669
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,993
Accumulated Depreciation	388
Walgreens: | Springfield, IL
Real Estate and Accumulated Depreciation [Line Items]
Land	830
Buildings and Improvements	3,619
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	4,449
Accumulated Depreciation	710
Walgreens: | Suffolk, VA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,261
Buildings and Improvements	3,461
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	4,722
Accumulated Depreciation	713
Walgreens: | Sun City, AZ
Real Estate and Accumulated Depreciation [Line Items]
Land	837
Buildings and Improvements	2,484
Total Adjustment to Basis	245
Gross Amount at Which Carried At December 31, 2019	3,566
Accumulated Depreciation	379
Walgreens: | Tarboro, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	755
Buildings and Improvements	3,634
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	4,389
Accumulated Depreciation	501
Walgreens/KeyBank: | Newburgh, NY
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,000
Land	3,280
Buildings and Improvements	5,441
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	8,721
Accumulated Depreciation	856
Wallace Commons: | Salisbury, NC
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,590
Land	3,265
Buildings and Improvements	8,058
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	11,323
Accumulated Depreciation	1,473
Wallace Commons II: | Salisbury, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	2,231
Buildings and Improvements	8,479
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	10,710
Accumulated Depreciation	1,400
Warrenton Highlands: | Warrenton, OR
Real Estate and Accumulated Depreciation [Line Items]
Land	2,139
Buildings and Improvements	5,774
Total Adjustment to Basis	(7,913)
Gross Amount at Which Carried At December 31, 2019	0
Accumulated Depreciation	0
Waterford South Park: | Clarksville, IN
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,200
Land	2,946
Buildings and Improvements	8,564
Total Adjustment to Basis	45
Gross Amount at Which Carried At December 31, 2019	11,555
Accumulated Depreciation	1,828
Wendy's: | Grafton, VA
Real Estate and Accumulated Depreciation [Line Items]
Land	539
Buildings and Improvements	894
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,433
Accumulated Depreciation	130
Wendy's: | Westminster, CO
Real Estate and Accumulated Depreciation [Line Items]
Land	596
Buildings and Improvements	1,108
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	1,704
Accumulated Depreciation	160
West Marine: | Panama City, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	676
Buildings and Improvements	2,219
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	2,895
Accumulated Depreciation	329
West Marine: | Pensacola, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	1,107
Buildings and Improvements	3,398
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2019	4,505
Accumulated Depreciation	$ 494